                                GOLD TRACK SELECT
                     SUPPLEMENT DATED APRIL 30, 2012 TO THE
                          GOLD TRACK SELECT PROSPECTUS
                              DATED APRIL 30, 2012

     The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Separate Account Eleven for Variable Annuities issued by MetLife Insurance Company of Connecticut, dated April 30, 2012 (the "Prospectus"). It should be read in its entirety and kept together with Your Prospectus for future reference. If You have any questions or would like a copy of the Prospectus, please contact Us at 1-800-842-9406, or write Us at MetLife, 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

     Additional information regarding the Separate Account charge and Funding Options are available under the Gold Track Select Contract for the following plan:

     - Carnegie Hall

     For additional information regarding each Funding Option, please refer to the applicable Funding Option prospectus.

SEPARATE ACCOUNT CHARGE:

     We are waiving an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED)
(as a percentage of average daily net assets):

     This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and We have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

                                           DISTRIBUTION
                                              AND/OR                                               CONTRACTUAL FEE   NET TOTAL
                                              SERVICE                  ACQUIRED     TOTAL ANNUAL    WAIVER AND/OR      ANNUAL
                              MANAGEMENT      (12B-1)       OTHER      FUND FEES      OPERATING        EXPENSE       OPERATING
UNDERLYING FUND                   FEE          FEES       EXPENSES   AND EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
---------------               ----------   ------------   --------   ------------   ------------   ---------------   ---------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  Equity-Income
     Portfolio -- Initial
     Class.................      0.46%          --          0.10%         --            0.56%             --            0.56%
  High Income
     Portfolio -- Initial
     Class.................      0.57%          --          0.12%         --            0.69%             --            0.69%
MET INVESTORS SERIES TRUST
  Loomis Sayles Global
     Markets
     Portfolio -- Class A..      0.70%          --          0.10%         --            0.80%             --            0.80%
METROPOLITAN SERIES FUND,
  INC.
  Oppenheimer Global Equity
     Portfolio -- Class A..      0.52%          --          0.10%         --            0.62%             --            0.62%

     The following table shows the investment objective and investment adviser/subadviser of each Funding Option:



                                                                           INVESTMENT
FUNDING OPTION                       INVESTMENT OBJECTIVE              ADVISER/SUBADVISER
--------------                       --------------------              ------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUND -- INITIAL
  CLASS
  Equity-Income Portfolio       Seeks reasonable income. The     Fidelity Management & Research
                                fund will also consider the      Company Subadviser: FMR Co.,
                                potential for capital            Inc.
                                appreciation. The fund's goal
                                is to achieve a yield which
                                exceeds the composite yield on
                                the securities comprising the
                                S&P 500(R) Index.
  High Income Portfolio         Seeks a high level of current    Fidelity Management & Research
                                income, while also considering   Company Subadviser: FMR Co.,
                                growth of capital.               Inc.
MET INVESTORS SERIES
  TRUST -- CLASS-A
Loomis Sayles Global Markets    Seeks high total investment      MetLife Advisers, LLC
  Portfolio                     return through a combination     Subadviser: Loomis, Sayles &
                                of capital appreciation and      Company, L.P.
                                income.
METROPOLITAN SERIES FUND,
  INC. -- CLASS-A
  Oppenheimer Global Equity     Seeks capital appreciation       MetLife Advisers, LLC
     Portfolio                                                   Subadviser: OppenheimerFunds,
                                                                 Inc.



TRANSFERS:

     Loomis Sayles Global Markets Portfolio, Oppenheimer Global Equity Portfolio and High Income Portfolio are "Monitored Portfolios". For more information read the Market Timing/Excessive Trading Section under the Transfers Chapter in the Prospectus.

                       PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                       PORTFOLIO/SERIES                    MARKETING NAME
-----------------                       ----------------                    --------------
FIDELITY(R) VARIABLE INSURANCE      Equity-Income Portfolio      Fidelity VIP Equity-Income Portfolio
  PRODUCTS
FIDELITY(R) VARIABLE INSURANCE      High Income Portfolio        Fidelity VIP High Income Portfolio
  PRODUCTS


                                 COMPETING FUND

                         Fidelity High Income Portfolio


Book 16A                                                          April 30, 2012



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